Note 4 - Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Components of trade and other receivables [text block]
	December 31,	December 31,
	2019	2018
Goods and services tax ("GST") recoverable	$27	$22
Mexican value added tax ("IVA") recoverable	55	133
Interest receivable	1	217
	$83	$372